EXPLORATION AND EVALUATION ASSETS, Reconciliation (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Reconciliation [Abstract]
Carrying amount, beginning of period		$ 177,800	[1]	$ 38,709
Additions	[2]	564,217		181,264
Impairment	[3]	0		(39,251)
Exchange differences		0		(3,464)
Carrying amount, end of period	[1]	$ 742,017		$ 177,800

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	During fiscal 2018, the Group made land acquisition payments and land option payments totalling US$564,217 (2017: US$181,264) to landowners which have been treated as acquisition costs and capitalised as 'exploration and evaluation assets'. No liability has been recorded for the consideration payable to landowners if the Group chooses to exercise the options (refer to Note 18 for further details of contingent liabilities).
[3]	During fiscal 2017, the Group surrendered its Yalgoo gold tenement located in in Western Australia following a review of exploration results received to-date. Accordingly, the decision was taken to write-off all capitalised exploration costs associated with this tenement, being a total of US$39,251.